Expense Example - AB GLOBAL RISK ALLOCATION FUND, INC.	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 566
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	2,135
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324	[1]
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,400
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,507
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	$ 1,473

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.